Long-Term Investments - Additional Information (Detail)	12 Months Ended				0 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 09, 2013 USD ($)	Jul. 22, 2014 Enel Green Power [Member] EUR (€)	Dec. 31, 2014 ST-Ericsson SA [Member] USD ($)	Dec. 31, 2013 ST-Ericsson SA [Member] USD ($)	Feb. 03, 2009 ST-Ericsson SA [Member]	Sep. 09, 2013 JVS [Member] USD ($)	Dec. 31, 2014 JVS [Member] USD ($)	Dec. 31, 2014 Incard do Brazil Ltda [Member] USD ($)	Dec. 31, 2014 3Sun S.r.l. [Member] USD ($)	Dec. 31, 2013 3Sun S.r.l. [Member] USD ($)
Schedule of Equity Method Investments [Line Items]
Controlling share held by Ericsson								50.00%
Sale of Stock									1
Fair value of retained noncontrolling interest	$ 4,000,000			$ 55,000,000
Value of investment	56,000,000	63,000,000				43,000,000	50,000,000			43,000,000	3,000,000		13,000,000
Deconsolidated gain or loss									0		0
Funding commitment letters capped amount	149,000,000
Income (loss) on equity-method investments	(43,000,000)	(122,000,000)	(24,000,000)			9,000,000						51,000,000
Liquidation date	Apr. 15, 2014
Payment for full release from obligation concerning joint venture					15,000,000
Forgiveness of shareholder's loan					€ 13,000,000